Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

Management has evaluated events subsequent to the year ended June 30, 2025, up to August 13, 2025, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

On July 7, 2025, the Company completed the acquisition of 100% of the issued and outstanding shares of common stock of Pacific Sun Packaging Inc., a California-based custom information technology packaging company (“Pacific Sun”), for total consideration of $1,148,000 in cash and a potential earnout of up to $250,000, payable to the stockholder of Pacific Sun. This earnout is contingent upon Pacific Sun achieving $1,145,915 in revenue over the 12-month period following closing. The Company acquired a 10% minority interest in Pacific Sun through the settlement of the $127,300 secured promissory note (referenced in Note 5)

On July 18, 2025, the Company acquired all of the membership interests of AGA Precision Systems LLC, a California-based company specializing in CNC machining operations, for $650,000 in cash. This acquisition is expected to enhance the Company's precision manufacturing capabilities. The Company is finalizing the purchase price allocation and fair value assessment of the acquired assets and liabilities, which will be disclosed in future financial statements in accordance with ASC 805, Business Combinations. The financial effects of this acquisition are not reflected in the financial statements for the quarter ended June 30, 2025, as the transaction occurred subsequent to the reporting period.

16.	Subsequent Events

Management has evaluated events subsequent to the year ended December 31, 2024 up to March 27, 2025, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

On January 16, 2025, the Company closed the sale of the skincare business in accordance with the Asset Purchase Agreement (Notes 1 and 4).

On January 28, 2025, the Company completed a warrant inducement transaction under the terms of a warrant inducement agreement entered into with the holders of the Series A Warrants. The Company received gross proceeds of $1,938,772 from the exercise of all outstanding Series A Warrants at a reduced exercise price of $14 per common share (lowered from $78.40 to $14 under the warrant inducement agreement). In addition, the Company issued 138,485 replacement warrants with an exercise price of $19.25, subject to adjustments, and a 5 year term. (Note 12). In connection with the registered direct offering at a purchase price of $5.04 on March 24, 2025 (see below), the number and the exercise price of the replacement warrants adjusted to 528,940 warrants at an exercise price of $5.04, such that the aggregate exercise value of $2,665,836 remained unchanged.

On February 2, 2025, the Company issued 438 shares to a consultant in relation to the acquisition of the License #2 IPR&D asset (Note 9).

On February 27, 2025, the Company and the Biotechnology company entered into a mutual termination agreement to terminate the Company’s right to License #1 and to release the Company of the remaining undiscounted obligation payable of $950,000 (Note 9).

On March 10, 2025, the Company completed a second reverse stock split on a ratio of 7 common shares for every one new post second reverse split common share (Note 1).

On March 24, 2025, the Company closed the issuance of 294,450 common shares at a purchase price of $5.04 per share in a registered direct offering priced at-the-market under Nasdaq for gross proceeds of approximately $1.48 million.

On March 26, 2025, at a special meeting of the shareholders, the shareholders approved the issuance of 3,036,437 shares of non-trading, non-convertible Series B Preferred Stock to GB Capital Ltd. as a signing bonus pursuant to that certain Second Amended GB Capital Consulting Agreement dated October 25, 2024, as amended; and 3,336,437 shares of non-trading, non-convertible Series B Preferred Stock to Northstrive Companies Inc. as a signing bonus pursuant to that certain Second Amended Northstrive Companies Consulting Agreement dated October 25, 2024, as amended (6,372,874 total Series B Preferred Stock).  These bonuses are accrued and included in due to related parties as of December 31, 2024.

On March 26, 2025, the Company entered into a first amendment to the exclusive license agreement covering License #2 (Note 9), expanding its rights to include the growing animal health market. The amendment to the existing agreement now covers a broad array of animal health applications, including pharmaceuticals for muscular, metabolic, cardiovascular, neurological, and endocrine conditions, alongside innovative animal health solutions such as feed additive applications. The Company agreed to pay $6,000 and issue 12,000 common shares in exchange for the expansion of its rights under License #2.